Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Retirement 2005 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
T. Rowe Price Retirement 2005 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
T. Rowe Price Retirement 2005 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
T. Rowe Price Retirement 2005 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
T. Rowe Price Retirement 2010 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
T. Rowe Price Retirement 2010 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
T. Rowe Price Retirement 2010 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
T. Rowe Price Retirement 2010 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
T. Rowe Price Retirement 2015 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
T. Rowe Price Retirement 2015 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
T. Rowe Price Retirement 2015 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
T. Rowe Price Retirement 2015 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
T. Rowe Price Retirement 2020 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	622
T. Rowe Price Retirement 2020 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	437
T. Rowe Price Retirement 2020 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	924
T. Rowe Price Retirement 2020 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,218
T. Rowe Price Retirement 2025 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	641
T. Rowe Price Retirement 2025 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	206
Expense Example, with Redemption, 10 Years	453
T. Rowe Price Retirement 2025 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	943
T. Rowe Price Retirement 2025 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,237
T. Rowe Price Retirement 2030 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	666
T. Rowe Price Retirement 2030 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	472
T. Rowe Price Retirement 2030 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	967
T. Rowe Price Retirement 2030 Fund- R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,260
T. Rowe Price Retirement 2035 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	316
Expense Example, with Redemption, 10 Years	692
T. Rowe Price Retirement 2035 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	492
T. Rowe Price Retirement 2035 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	992
T. Rowe Price Retirement 2035 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,285
T. Rowe Price Retirement 2040 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	720
T. Rowe Price Retirement 2040 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	234
Expense Example, with Redemption, 10 Years	515
T. Rowe Price Retirement 2040 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,020
T. Rowe Price Retirement 2040 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,312
T. Rowe Price Retirement 2045 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	740
T. Rowe Price Retirement 2045 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	532
T. Rowe Price Retirement 2045 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,039
T. Rowe Price Retirement 2045 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,331
T. Rowe Price Retirement 2050 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	755
T. Rowe Price Retirement 2050 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	544
T. Rowe Price Retirement 2050 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,054
T. Rowe Price Retirement 2050 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,345
T. Rowe Price Retirement 2055 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	773
T. Rowe Price Retirement 2055 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	557
T. Rowe Price Retirement 2055 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,072
T. Rowe Price Retirement 2055 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	1,362
T. Rowe Price Retirement 2060 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	788
T. Rowe Price Retirement 2060 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	569
T. Rowe Price Retirement 2060 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,086
T. Rowe Price Retirement 2060 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,377
T. Rowe Price Retirement 2065 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	797
T. Rowe Price Retirement 2065 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	577
T. Rowe Price Retirement 2065 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,094
T. Rowe Price Retirement 2065 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,384
T. Rowe Price Retirement 2070 Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
T. Rowe Price Retirement 2070 Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
T. Rowe Price Retirement 2070 Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
T. Rowe Price Retirement 2070 Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
T. Rowe Price Retirement Balanced Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
T. Rowe Price Retirement Balanced Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
T. Rowe Price Retirement Balanced Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
T. Rowe Price Retirement Balanced Fund-R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213